Capital Stock (Tables)	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements [Abstract]
Activity of the issued and outstanding common shares of the Company

The following table provides the activity of the issued and outstanding common shares of the Company for the last three years ended December 31, 2011:

In millions	Year ended December 31,	2011	2010	2009

Issued and outstanding common shares at beginning of year		459.4	471.0	468.2
Number of shares repurchased through buyback programs		(19.9)	(15.0)	-
Stock options exercised		2.6	3.4	2.8
Issued and outstanding common shares at end of year		442.1	459.4	471.0

Activity under share repurchase programs

The following table provides the activities under such share repurchase programs, as well as the share repurchase programs of the prior years:

In millions, except per share data	Year ended December 31,	2011	2010	2009

Number of common shares (1)		19.9	15.0	-
Weighted-average price per share (2)		$71.33	$60.86	$-
Amount of repurchase		$1,420	$913	$-
(1)	Includes common shares purchased in the first and fourth quarters of 2011 and in the second and third quarters of 2010 pursuant to private agreements between the Company and arm's-length third-party sellers.
(2) Includes brokerage fees.